NET CHANGE IN OPERATING ASSETS AND LIABILITIES - Other information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Repayments of debt
Debt payments		$ 384	$ 1,312	$ 229
Payment of accreted interest from debt discount (2)		$ 196
2017 Convertible Senior Notes, net
Repayments of debt
Debt payments	$ 575
Payment of accreted interest from debt discount (2)	$ 196